Events after the Reporting Period - Additional Information (Detail)	Jul. 03, 2025 $ / shares	Jul. 02, 2025 shares	Jun. 30, 2025 € / shares shares	Feb. 28, 2025 € / shares	Dec. 31, 2024 shares	Aug. 31, 2024 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares			€ 0.25	€ 0.37		€ 1.24
Issued capital shares			350,169,438
Authorized share capital shares			459,770,000		459,770,000
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum bid price per share | $ / shares	$ 1
Class A ordinary shares [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	20:1
Class A ordinary shares [member] | Events After The Reporting Period [Member] | Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	10:1
Class A ordinary shares [member] | Events After The Reporting Period [Member] | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Authorized share capital shares		730,500,000
Reverse stock split ratio of ordinary shares	40:1
Class B ordinary shares [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	20:1
Class B ordinary shares [member] | Events After The Reporting Period [Member] | Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	10:1
Class B ordinary shares [member] | Events After The Reporting Period [Member] | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	40:1
Ordinary conversion shares [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	20:1
Ordinary conversion shares [member] | Events After The Reporting Period [Member] | Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	10:1
Ordinary conversion shares [member] | Events After The Reporting Period [Member] | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio of ordinary shares	40:1